Cover	Mar. 04, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2021
Entity File Number	001-38382
Entity Registrant Name	FTS INTERNATIONAL, INC.
Entity Central Index Key	0001529463
Entity Tax Identification Number	30-0780081
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Main Street
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	862-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, par value $0.01 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	FTSI
Security Exchange Name	NYSEAMER
Series A Preferred Purchase Rights
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Series A Preferred Purchase Rights
Security Exchange Name	NYSEAMER